RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 04, 2019	May 15, 2018	May 11, 2018	Aug. 21, 2019	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Amount of accrued independent directors fees and services					$ 326	$ 184
Units issued - financing (Shares)		11,745,386	1,509,100			13,254,486
Increase (decrease) in number of shares outstanding	3,124,059			8,326,957
West Kirkland Mining Inc [Member]
Statements [Line Items]
Revenue from rendering of services, related party transactions					$ 54	$ 56
Hosken Consolidated Investments Limited [Member]
Statements [Line Items]
Units issued - financing (Shares)		1,509,100
Increase (decrease) in number of shares outstanding	2,141,942			6,940,000
Description of nature of related party relationship					Combined with warrants exercised during the year and shares purchased on the open market HCI owns approximately 30.66% of the Company's outstanding common shares as of the date of these financial statements.
Hosken Consolidated Investments Limited - additional transaction [Member]
Statements [Line Items]
Units issued - financing (Shares)		2,490,900